NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Nonvested Restricted Stock Shares Activity - Restricted Stock [Member] - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Nonvested Restricted Stock Shares Activity [Line Items]
Restricted shares issued	135,000	175,000
Restricted shares Granted	0	180,000
Restricted shares Vested	(135,000)	(220,000)
Vested restricted shares	0
Unvested restricted shares	0
Restricted shares issued		135,000